Long-term loans (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of long-term loans [line items]
Long-term loans	¥ 131,885,708	¥ 134,022,712
Less: Current portion of long-term loans	19,808,313	18,658,114
Non-current portion	112,077,395	115,364,598
Huaneng Group and its subsidiaries
Disclosure of long-term loans [line items]
Long-term loans	7,031,664	5,403,574
Less: Current portion of long-term loans	619,570	809,749
Non-current portion	6,412,094	4,593,825
Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	124,854,044	128,619,138
Less: Current portion of long-term loans	19,188,743	17,848,365
Non-current portion	¥ 105,665,301	¥ 110,770,773